ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
Brazil — 1.9%
Consumer Discretionary — 1.9%
MercadoLibre*	2,599	$5,582,106

Canada — 1.6%
Information Technology — 1.6%
Shopify, Cl A*	35,138	4,611,160

China — 4.7%
Consumer Discretionary — 4.7%
Alibaba Group Holding ADR	44,917	7,616,126
JD.com ADR	211,139	6,013,239
		13,629,365
Germany — 2.5%
Information Technology — 2.5%
Infineon Technologies	149,494	7,400,182

Japan — 1.3%
Communication Services — 1.3%
SoftBank Group	142,400	3,926,016

Netherlands — 4.8%
Information Technology — 4.8%
ASML Holding, Cl G	5,808	8,264,784
Nebius Group, Cl A*	69,574	5,927,009
		14,191,793

Taiwan — 7.7%
Information Technology — 7.7%
Global Unichip	82,775	6,891,341
MediaTek	135,322	7,568,056
Taiwan Semiconductor Manufacturing	146,063	8,238,380
		22,697,777

United Kingdom — 0.7%
Information Technology — 0.7%
Raspberry PI Holdings PLC*	555,722	2,045,266

United States — 74.6%
Communication Services — 6.5%
Alphabet, Cl A	22,587	7,634,406
Meta Platforms, Cl A	10,344	7,411,476
Spotify Technology*	8,349	4,177,422
		19,223,304

Consumer Discretionary — 4.2%
Amazon.com*	30,033	7,186,897
Tesla*	11,323	4,873,532
		12,060,429

Health Care — 6.1%
Ginkgo Bioworks Holdings*	349,793	3,137,643
Description	Shares	Fair Value
United States — continued
Health Care — continued
Illumina*	39,951	$5,785,304
Tempus AI, Cl A*	92,764	5,549,143
Veracyte*	92,718	3,530,701
		18,002,791

Industrials — 1.5%
Verisk Analytics, Cl A	20,663	4,493,376

Information Technology — 54.9%
Advanced Micro Devices*	30,960	7,329,161
Ambarella*	91,072	5,832,251
Analog Devices	24,249	7,538,529
Arista Networks*	47,402	6,718,760
Astera Labs*	36,905	5,558,631
Autodesk*	21,054	5,323,925
Cloudflare, Cl A*	33,944	6,019,969
Cognex	145,430	5,633,958
Crowdstrike Holdings, Cl A*	12,188	5,379,844
CyberArk Software*	13,188	5,681,786
Datadog, Cl A*	45,529	5,887,810
Elastic*	68,026	4,484,954
HubSpot*	14,710	4,118,800
International Business Machines	17,202	5,275,853
IonQ*	118,438	4,735,151
JFrog*	84,025	4,604,570
Lam Research	37,951	8,860,041
Lumentum Holdings*	18,611	7,292,534
Microsoft	12,315	5,299,021
MongoDB, Cl A*	14,349	5,328,214
NVIDIA	35,803	6,843,027
Palo Alto Networks*	33,574	5,941,591
Pure Storage, Cl A*	93,757	6,519,862
Qualcomm	33,623	5,096,911
Samsara, Cl A*	147,631	4,141,050
Snowflake, Cl A*	25,056	4,828,291
Super Micro Computer*	154,792	4,505,995
Teradyne	26,746	6,447,123
		161,227,612

Real Estate — 1.4%
CoStar Group*	66,151	4,068,287
		219,075,799

Total Common Stock
(Cost $230,145,047)		293,159,464

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(A)	1,425,135	1,425,135

Total Short-Term Investment
(Cost $1,425,135)		1,425,135

Total Investments - 100.3%
(Cost $231,570,182)		$294,584,599

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Percentages are based on Net Assets of $293,806,431.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2026.

ADR – American Depository Receipt

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2500